Expense Example {- Stock Selector All Cap Portfolio} - NF_02.28 VIP Stock Selector All Cap Portfolio Initital, Service, Service 2 PRO-01 - Stock Selector All Cap Portfolio	Oct. 20, 2021 USD ($)
VIP Stock Selector All Cap Portfolio-Initial VIP
Expense Example:
1 year	$ 63
3 years	199
VIP Stock Selector All Cap Portfolio-Service VIP
Expense Example:
1 year	74
3 years	230
VIP Stock Selector All Cap Portfolio-Service 2 VIP
Expense Example:
1 year	89
3 years	$ 278